LONG-TERM DEBT - Issued (Details) $ in Millions, $ in Millions	1 Months Ended
	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Jan. 31, 2023 USD ($)	May 31, 2022 USD ($)	May 31, 2022 CAD ($)
Term Loan August 2024 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount		$ 1,242
Senior Unsecured Term Loan Due May 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount						$ 1,024
Senior Unsecured Notes Due March 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount							$ 850
Interest Rate							6.20%	6.20%
Senior Unsecured Notes One Due March 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount							$ 400
Medium Term Notes Due July 2030 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount								$ 1,250
Interest Rate							5.28%	5.28%
Medium Term Notes Due March 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount								$ 600
Interest Rate							5.42%	5.42%
Medium Term Notes One Due March 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount								$ 400
Medium Term Notes due May 2032 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount											$ 800
Interest Rate										5.33%	5.33%
Medium Term Notes due May 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount											$ 400
Interest Rate										4.35%	4.35%
Medium Term Notes due May 2052 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount											$ 300
Interest Rate										5.92%	5.92%
Senior Unsecured Notes Due October 2054 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount	$ 400
Interest Rate	5.70%
Senior Unsecured Notes Due November 2033 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount				$ 1,500
Interest Rate				6.04%
Senior Unsecured Notes Due November 2053 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount				$ 1,250
Interest Rate				6.54%
Senior Unsecured Notes Due August 2030 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount				$ 750
Interest Rate				5.93%
Senior Unsecured Notes Due August 2043 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount				$ 600
Interest Rate				6.50%
Senior Unsecured Notes Due August 2063 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount				$ 500
Interest Rate				6.71%
Senior Unsecured Notes due October 2031 | COLUMBIA PIPELINES HOLDING COMPANY LLC
Debt Instrument [Line Items]
Amount	$ 400
Interest Rate	5.10%
Senior Unsecured Notes Due January 2034 | COLUMBIA PIPELINES HOLDING COMPANY LLC
Debt Instrument [Line Items]
Amount			$ 500
Interest Rate			5.68%
Senior Unsecured Notes Due August 2028 | COLUMBIA PIPELINES HOLDING COMPANY LLC
Debt Instrument [Line Items]
Amount				$ 700
Interest Rate				6.04%
Senior Unsecured Notes Due August 2026 | COLUMBIA PIPELINES HOLDING COMPANY LLC
Debt Instrument [Line Items]
Amount				$ 300
Interest Rate				6.06%
Senior Unsecured Notes due June 2030 | GAS TRANSMISSION NORTHWEST LLC
Debt Instrument [Line Items]
Amount					$ 50
Interest Rate					4.92%
Senior Unsecured Term Loan Due January 2028 | TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Debt Instrument [Line Items]
Amount									$ 1,800
Senior Unsecured Revolving Credit Facility Due January 2028 | TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Debt Instrument [Line Items]
Amount									$ 500
Senior Unsecured Notes due May 2032 | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Amount										$ 300
Interest Rate										3.43%	3.43%
Senior Unsecured Notes due May 2034 | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Amount										$ 200
Interest Rate										3.58%	3.58%
Senior Unsecured Notes due May 2037 | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Amount										$ 200
Interest Rate										3.73%	3.73%
Senior Unsecured Notes due May 2029 | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Amount										$ 100
Interest Rate										3.26%	3.26%